Research and development expenses (Tables)	12 Months Ended
Dec. 31, 2020
Research and development expenses
Schedule of research and development expense

	December 31,	December 31,	December 31,
	2020	2019	2018
Labor	$5,471,136	$4,403,038	$2,763,805
Materials	2,383,730	3,253,593	2,618,226
Government grants	—	(476,985)	(1,087,344)
	$7,854,866	$7,179,646	$4,294,687